Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 5.1%
Financial - 1.3%
BlackRock, Inc. — Class A	735	$ 596,335
T. Rowe Price Group, Inc.	3,987	451,926
Invesco Ltd.	29,197	449,926
Synchrony Financial	7,297	301,366
Simon Property Group, Inc. REIT	1,966	291,243
Bank of New York Mellon Corp.	5,113	286,788
Capital One Financial Corp.	1,965	270,404
CBRE Group, Inc. — Class A*	2,920	268,319
Citigroup, Inc.	4,721	261,968
Nasdaq, Inc.	4,653	261,499
Franklin Resources, Inc.	9,379	257,453
Lincoln National Corp.	8,597	236,761
State Street Corp.	3,115	229,669
Bank of America Corp.	6,340	218,857
Charles Schwab Corp.	3,186	212,761
Essex Property Trust, Inc. REIT	761	176,095
Citizens Financial Group, Inc.	5,454	171,201
Alexandria Real Estate Equities, Inc. REIT	1,357	169,259
KeyCorp	11,155	159,182
Truist Financial Corp.	4,474	156,500
Vornado Realty Trust REIT	5,532	145,492
Healthpeak Properties, Inc. REIT	7,889	132,141
STAG Industrial, Inc. REIT	2,043	75,877
Terreno Realty Corp. REIT	863	55,491
Glacier Bancorp, Inc.	1,288	48,197
First Financial Bankshares, Inc.	1,517	46,936
Macerich Co. REIT	2,498	40,992
Moelis & Co. — Class A	714	38,585
Valley National Bancorp	4,679	38,321
Axos Financial, Inc.*	669	34,868
National Storage Affiliates Trust REIT	949	33,984
Essential Properties Realty Trust, Inc. REIT	1,411	33,709
Walker & Dunlop, Inc.	341	32,525
WSFS Financial Corp.	760	32,216
Artisan Partners Asset Management, Inc. — Class A	687	29,589
Innovative Industrial Properties, Inc. REIT	292	28,613
LXP Industrial Trust REIT	3,282	28,422
Broadstone Net Lease, Inc. REIT	1,850	27,583
Pacific Premier Bancorp, Inc.	1,095	25,032
Outfront Media, Inc. REIT	1,700	24,429
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	896	22,552
Cannae Holdings, Inc.*	994	21,689
Cohen & Steers, Inc.	291	21,403
Triumph Financial, Inc.*	281	21,075
Newmark Group, Inc. — Class A	1,942	20,954
Virtus Investment Partners, Inc.	85	19,747
Stewart Information Services Corp.	313	19,713
StepStone Group, Inc. — Class A	527	18,303
Pathward Financial, Inc.	345	17,540
Goosehead Insurance, Inc. — Class A*	211	15,962
BRP Group, Inc. — Class A*	559	15,551
Live Oak Bancshares, Inc.	376	14,935
Chimera Investment Corp. REIT	2,752	11,999
Trupanion, Inc.*	446	11,931
Hilltop Holdings, Inc.	362	11,179
eXp World Holdings, Inc.	736	9,642
LendingClub Corp.*	1,171	9,497
Bank of NT Butterfield & Son Ltd.	294	8,788
Redfin Corp.*	1,216	8,640
Brandywine Realty Trust REIT	1,990	8,557
MFA Financial, Inc. REIT	649	7,282
Uniti Group, Inc. REIT	1,153	6,756
Safehold, Inc. REIT	335	6,738
Veritex Holdings, Inc.	278	5,457
LendingTree, Inc.*	136	5,381
Centerspace REIT	83	4,614
Piedmont Office Realty Trust, Inc. — Class A REIT	727	4,558
Capitol Federal Financial, Inc.	762	4,412
Eagle Bancorp, Inc.	185	4,407
ConnectOne Bancorp, Inc.	218	4,314
Brightsphere Investment Group, Inc.	189	4,283
Anywhere Real Estate, Inc.*	675	4,232
Redwood Trust, Inc. REIT	675	4,138
Plymouth Industrial REIT, Inc.	182	3,926
Community Healthcare Trust, Inc. REIT	141	3,827
Signature Bank*	1,846	3,692
HCI Group, Inc.	33	3,221
Global Medical REIT, Inc.	351	3,141
Ready Capital Corp. REIT	355	3,135
Central Pacific Financial Corp.	160	2,986
First Bancshares, Inc.	120	2,980
World Acceptance Corp.*	24	2,874
Metrocity Bankshares, Inc.	113	2,746
TPG RE Finance Trust, Inc. REIT	358	2,678
Northfield Bancorp, Inc.	258	2,606
Business First Bancshares, Inc.	114	2,559
Diamond Hill Investment Group, Inc.	17	2,460
HomeTrust Bancshares, Inc.	87	2,284
First Foundation, Inc.	284	2,252
Metropolitan Bank Holding Corp.*	57	2,235
GCM Grosvenor, Inc. — Class A	258	2,185
B Riley Financial, Inc.	118	2,163
Oppenheimer Holdings, Inc. — Class A	55	2,106
Seritage Growth Properties — Class A*	222	2,093

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 5.1% (continued)
Financial - 1.3% (continued)
ARMOUR Residential REIT, Inc.	103	$2,039
Alerus Financial Corp.	89	1,941
Southern Missouri Bancorp, Inc.	45	1,930
One Liberty Properties, Inc. REIT	95	1,923
West BanCorp, Inc.	95	1,653
Invesco Mortgage Capital, Inc. REIT	183	1,652
Waterstone Financial, Inc.	128	1,619
HomeStreet, Inc.	114	1,590
Blue Foundry Bancorp*	167	1,573
Sierra Bancorp	83	1,545
Enterprise Bancorp, Inc.	55	1,490
Industrial Logistics Properties Trust REIT	380	1,455
Southern First Bancshares, Inc.*	44	1,450
RBB Bancorp	83	1,429
Franklin Street Properties Corp. REIT	595	1,410
Orchid Island Capital, Inc. REIT	158	1,359
Hingham Institution For Savings	8	1,344
Civista Bancshares, Inc.	88	1,322
Legacy Housing Corp.*	47	1,209
City Office REIT, Inc.	254	1,163
Investors Title Co.	7	1,088
Regional Management Corp.	44	1,030
eHealth, Inc.*	145	957
Atlanticus Holdings Corp.*	28	928
Citizens, Inc.*	297	835
Douglas Elliman, Inc.	450	829
Office Properties Income Trust REIT	281	750
Star Holdings*	60	742
Pioneer Bancorp, Inc.*	69	643
GAMCO Investors, Inc. — Class A	30	576
Maiden Holdings Ltd.*	414	559
Great Ajax Corp. REIT	129	522
Lemonade, Inc.*	30	487
Oportun Financial Corp.*	124	480
Ashford Hospitality Trust, Inc. REIT*	101	195
SouthState Corp.	2	134
Silvergate Capital Corp. — Class A*	327	118
Rafael Holdings, Inc. — Class B*	60	103
Fathom Holdings, Inc.*	36	100
First Republic Bank*	1,594	99
SVB Financial Group*	1,156	92
Finance of America Companies, Inc. — Class A*	106	92
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	329,700	33
Curo Group Holdings Corp.*	125	27
Total Financial		6,857,407
Technology - 1.1%
Teradyne, Inc.	6,613	685,041
ANSYS, Inc.*	2,022	675,692
QUALCOMM, Inc.	3,717	586,506
Qorvo, Inc.*	5,008	573,666
Skyworks Solutions, Inc.	4,710	494,173
IPG Photonics Corp.*	4,423	381,926
Zebra Technologies Corp. — Class A*	1,317	368,075
Paycom Software, Inc.	1,974	360,038
Dayforce, Inc.*	4,165	290,550
Tyler Technologies, Inc.*	642	280,644
Seagate Technology Holdings plc	2,826	262,959
Varonis Systems, Inc.*	1,250	63,500
Silicon Laboratories, Inc.*	444	61,068
ASGN, Inc.*	596	59,195
Power Integrations, Inc.	691	49,379
Synaptics, Inc.*	463	46,346
Workiva, Inc.*	501	43,146
Rapid7, Inc.*	659	38,604
BlackLine, Inc.*	633	35,910
Diodes, Inc.*	510	34,670
Sprout Social, Inc. — Class A*	530	32,765
Envestnet, Inc.*	635	32,722
JFrog Ltd.*	632	28,307
PagerDuty, Inc.*	967	23,363
Ambarella, Inc.*	412	23,010
Ultra Clean Holdings, Inc.*	521	22,507
DigitalOcean Holdings, Inc.*	593	22,487
SiTime Corp.*	188	17,390
Asana, Inc. — Class A*	853	16,804
MaxLinear, Inc. — Class A*	829	16,116
Appian Corp. — Class A*	461	16,066
Semtech Corp.*	756	16,027
Phreesia, Inc.*	584	14,454
Zuora, Inc. — Class A*	1,333	10,771
Grid Dynamics Holdings, Inc.*	530	7,150
Cerence, Inc.*	454	6,765
PAR Technology Corp.*	147	6,441
3D Systems Corp.*	1,453	6,015
Sapiens International Corporation N.V.	184	5,662
Bandwidth, Inc. — Class A*	275	5,649
Health Catalyst, Inc.*	609	5,067
BigCommerce Holdings, Inc.*	567	4,394
Pitney Bowes, Inc.	1,031	4,155
Domo, Inc. — Class B*	330	3,798
8x8, Inc.*	1,327	3,755
Digital Turbine, Inc.*	1,060	3,360
Cardlytics, Inc.*	382	3,167
CEVA, Inc.*	132	2,989
Porch Group, Inc.*	894	2,986
Mitek Systems, Inc.*	255	2,961
Daily Journal Corp.*	7	2,370
Corsair Gaming, Inc.*	163	2,111
American Software, Inc. — Class A	187	2,098
Unisys Corp.*	384	1,993
AvidXchange Holdings, Inc.*	147	1,954
TTEC Holdings, Inc.	108	1,885
Outset Medical, Inc.*	548	1,726
Desktop Metal, Inc. — Class A*	2,196	1,343
ON24, Inc.	161	1,130
Enfusion, Inc. — Class A*	126	1,092
LivePerson, Inc.*	775	984

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 5.1% (continued)
Technology - 1.1% (continued)
Telos Corp.*	238	$873
Atomera, Inc.*	120	756
Rackspace Technology, Inc.*	324	684
Viant Technology, Inc. — Class A*	68	618
Ouster, Inc.*	112	607
Vuzix Corp.*	349	590
CS Disco, Inc.*	84	559
CoreCard Corp.*	43	549
Brightcove, Inc.*	242	536
Upland Software, Inc.*	172	504
Outbrain, Inc.*	127	467
Veritone, Inc.*	169	387
SecureWorks Corp. — Class A*	58	383
Forian, Inc.*	112	325
iCAD, Inc.*	130	233
Arteris, Inc.*	29	204
DarioHealth Corp.*	80	162
Smith Micro Software, Inc.*	275	105
EMCORE Corp.*	218	92
Ryvyl, Inc.*	11	43
Meta Materials, Inc.*	12	35
Society Pass, Inc.*	19	3
NantHealth, Inc.*	10	3
Total Technology		5,785,595
Consumer, Cyclical - 1.0%
Tesla, Inc.*	2,487	502,076
Bath & Body Works, Inc.	10,922	499,135
Aptiv plc*	4,627	367,800
Caesars Entertainment, Inc.*	8,165	354,932
Home Depot, Inc.	807	307,152
Domino's Pizza, Inc.	662	296,808
Penn Entertainment, Inc.*	15,035	275,140
General Motors Co.	6,159	252,396
Carnival Corp.*	14,515	230,208
Pool Corp.	578	230,113
Best Buy Company, Inc.	2,703	218,619
NIKE, Inc. — Class B	2,085	216,694
CarMax, Inc.*	2,577	203,583
Ford Motor Co.	15,940	198,294
Target Corp.	1,235	188,856
Whirlpool Corp.	1,379	148,091
Advance Auto Parts, Inc.	1,253	84,628
Crocs, Inc.*	683	83,497
Under Armour, Inc. — Class C*	9,303	79,448
VF Corp.	4,779	78,089
Under Armour, Inc. — Class A*	8,161	73,123
Signet Jewelers Ltd.	620	63,091
Macy's, Inc.	3,538	61,703
American Eagle Outfitters, Inc.	1,778	42,227
Steven Madden Ltd.	944	40,422
Goodyear Tire & Rubber Co.*	3,229	38,361
LCI Industries	289	36,408
Boot Barn Holdings, Inc.*	342	31,635
LGI Homes, Inc.*	252	28,751
Sonos, Inc.*	1,488	28,213
Papa John's International, Inc.	387	27,821
MillerKnoll, Inc.	872	26,640
Fox Factory Holding Corp.*	493	24,941
National Vision Holdings, Inc.*	969	22,675
Gentherm, Inc.*	390	22,175
Dana, Inc.	1,698	21,225
Topgolf Callaway Brands Corp.*	1,357	19,324
Cracker Barrel Old Country Store, Inc.	278	18,384
Sally Beauty Holdings, Inc.*	1,288	16,267
Camping World Holdings, Inc. — Class A	489	13,051
Lions Gate Entertainment Corp. — Class B*	1,385	12,576
Vista Outdoor, Inc.*	330	10,296
Wolverine World Wide, Inc.	954	9,702
Cheesecake Factory, Inc.	270	9,553
Hibbett, Inc.	80	6,556
Allegiant Travel Co. — Class A	90	6,550
AMC Entertainment Holdings, Inc. — Class A*	1,286	5,557
Malibu Boats, Inc. — Class A*	121	5,280
Sleep Number Corp.*	260	4,295
Shyft Group, Inc.	406	4,186
MarineMax, Inc.*	123	4,084
Standard Motor Products, Inc.	124	3,938
Rush Street Interactive, Inc.*	616	3,604
iRobot Corp.*	315	3,594
Shoe Carnival, Inc.	105	3,441
Douglas Dynamics, Inc.	134	3,364
Denny's Corp.*	362	3,341
Lions Gate Entertainment Corp. — Class A*	341	3,311
Children's Place, Inc.*	161	3,098
Sun Country Airlines Holdings, Inc.*	187	2,805
Movado Group, Inc.	91	2,613
Bally's Corp.*	191	2,147
Zumiez, Inc.*	114	2,009
Nikola Corp.*	2,697	2,007
Marcus Corp.	136	1,995
Portillo's, Inc. — Class A*	136	1,976
Big Lots, Inc.	354	1,919
Lovesac Co.*	76	1,751
OneWater Marine, Inc. — Class A*	61	1,587
Citi Trends, Inc.*	47	1,457
Johnson Outdoors, Inc. — Class A	31	1,425
Cooper-Standard Holdings, Inc.*	100	1,406
Fisker, Inc.*	1,915	1,394
GrowGeneration Corp.*	647	1,384
Hyliion Holdings Corp.*	698	1,270
Aeva Technologies, Inc.*	1,231	1,243
Vera Bradley, Inc.*	155	1,209
Tilly's, Inc. — Class A*	135	1,038
El Pollo Loco Holdings, Inc.*	113	1,024
Superior Group of Companies, Inc.	69	991
Sportsman's Warehouse Holdings, Inc.*	259	935
Snap One Holdings Corp.*	100	828
Cato Corp. — Class A	117	773
Sweetgreen, Inc. — Class A*	60	764
Lifetime Brands, Inc.	75	732
Liberty TripAdvisor Holdings, Inc. — Class A*	434	712
American Outdoor Brands, Inc.*	84	659
Universal Electronics, Inc.*	74	650

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 5.1% (continued)
Consumer, Cyclical - 1.0% (continued)
Purple Innovation, Inc.	343	$638
Noodles & Co.*	242	607
PetMed Express, Inc.	118	597
Big 5 Sporting Goods Corp.	123	590
EVI Industries, Inc.	27	581
Torrid Holdings, Inc.*	103	518
ONE Group Hospitality, Inc.*	123	481
Conn's, Inc.*	106	426
Traeger, Inc.*	177	393
Tupperware Brands Corp.*	286	378
LL Flooring Holdings, Inc.*	170	364
GAN Ltd.*	239	363
Duluth Holdings, Inc. — Class B*	72	343
PLBY Group, Inc.*	337	332
Fossil Group, Inc.*	284	301
Workhorse Group, Inc.*	875	293
Container Store Group, Inc.*	189	261
Barnes & Noble Education, Inc.*	263	254
Kirkland's, Inc.*	74	197
Mesa Air Group, Inc.*	204	183
Lazydays Holdings, Inc.*	44	177
Canoo, Inc.*	1,268	133
Lordstown Motors Corp. — Class A*	60	110
Regis Corp.*	12	101
Aterian, Inc.*	154	70
Ideanomics, Inc.*	22	35
BowFlex, Inc.*	179	35
Rite Aid Corp.*	328	26
F45 Training Holdings, Inc.*	176	7
Arcimoto, Inc.*	9	5
EBET, Inc.*	2	1
Shift Technologies, Inc.*	102	–
Total Consumer, Cyclical		5,627,825
Consumer, Non-cyclical - 0.9%
Align Technology, Inc.*	1,380	417,340
Bio-Techne Corp.	5,648	415,523
PayPal Holdings, Inc.*	5,816	350,937
Dexcom, Inc.*	2,620	301,483
IDEXX Laboratories, Inc.*	513	295,093
Zoetis, Inc.	1,380	273,695
Charles River Laboratories International, Inc.*	985	250,377
Illumina, Inc.*	1,645	230,020
Robert Half, Inc.	2,350	188,940
Dentsply Sirona, Inc.	5,242	171,309
Moderna, Inc.*	1,850	170,644
MarketAxess Holdings, Inc.	746	159,204
Bio-Rad Laboratories, Inc. — Class A*	482	157,074
Blueprint Medicines Corp.*	683	63,874
TriNet Group, Inc.	474	60,677
Avis Budget Group, Inc.	484	52,291
Herc Holdings, Inc.	292	46,335
Alarm.com Holdings, Inc.*	552	41,781
Korn Ferry	630	40,106
Arrowhead Pharmaceuticals, Inc.*	1,200	38,520
Helen of Troy Ltd.*	281	35,125
LivaNova plc*	625	34,256
Primo Water Corp.	1,845	29,907
Marathon Digital Holdings, Inc.*	1,115	28,878
Progyny, Inc.*	754	27,536
CONMED Corp.	339	27,228
LiveRamp Holdings, Inc.*	775	27,109
Intellia Therapeutics, Inc.*	814	26,146
Upbound Group, Inc.	773	26,096
Arvinas, Inc.*	548	25,197
Twist Bioscience Corp.*	633	24,871
Beam Therapeutics, Inc.*	596	23,536
Neogen Corp.*	1,258	21,625
Denali Therapeutics, Inc.*	1,062	21,006
Agios Pharmaceuticals, Inc.*	640	20,685
NeoGenomics, Inc.*	1,325	20,670
PROG Holdings, Inc.	663	20,467
Cimpress plc*	205	20,092
Astrana Health, Inc.*	442	19,908
Veracyte, Inc.*	791	18,628
AtriCure, Inc.*	525	18,359
Recursion Pharmaceuticals, Inc. — Class A*	1,343	18,077
Owens & Minor, Inc.*	718	17,469
Riot Platforms, Inc.*	1,226	17,311
Kymera Therapeutics, Inc.*	403	17,208
SpringWorks Therapeutics, Inc.*	342	16,847
Protagonist Therapeutics, Inc.*	524	15,919
Ligand Pharmaceuticals, Inc. — Class B*	177	14,045
Coursera, Inc.*	851	13,676
Omnicell, Inc.*	513	13,461
Pacific Biosciences of California, Inc.*	2,271	12,559
Sana Biotechnology, Inc.*	1,029	10,331
Cassava Sciences, Inc.*	448	10,295
Arcus Biosciences, Inc.*	526	10,062
Deluxe Corp.	503	9,763
Quanterix Corp.*	361	8,650
Editas Medicine, Inc.*	801	8,058
Fate Therapeutics, Inc.*	948	6,721
Monro, Inc.	194	6,513
Zentalis Pharmaceuticals, Inc.*	428	6,382
CareDx, Inc.*	593	6,309
Accolade, Inc.*	601	6,160
Nevro Corp.*	405	5,897
Fulgent Genetics, Inc.*	246	5,550
Avid Bioservices, Inc.*	708	5,437
Scholar Rock Holding Corp.*	330	5,115
OmniAb, Inc.*	867	5,063
C4 Therapeutics, Inc.*	460	5,051
First Advantage Corp.	320	5,011
Alector, Inc.*	695	4,844
Nurix Therapeutics, Inc.*	373	4,607
Viad Corp.*	120	4,468
Repay Holdings Corp.*	507	4,406
B&G Foods, Inc.	375	4,331
ModivCare, Inc.*	145	4,066
Community Health Systems, Inc.*	1,457	4,065
Allogene Therapeutics, Inc.*	811	3,982
Heidrick & Struggles International, Inc.	115	3,910

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 5.1% (continued)
Consumer, Non-cyclical - 0.9% (continued)
Varex Imaging Corp.*	224	$3,853
Senseonics Holdings, Inc.*	5,152	3,617
Custom Truck One Source, Inc.*	540	3,467
Nuvation Bio, Inc.*	1,852	3,463
Beauty Health Co.*	1,022	3,403
USANA Health Sciences, Inc.*	70	3,378
Enanta Pharmaceuticals, Inc.*	230	3,305
OraSure Technologies, Inc.*	426	3,065
Atrion Corp.	8	2,944
Heron Therapeutics, Inc.*	1,100	2,926
Pennant Group, Inc.*	152	2,835
Travere Therapeutics, Inc.*	348	2,631
Vital Farms, Inc.*	146	2,623
MaxCyte, Inc.*	563	2,590
Green Dot Corp. — Class A*	313	2,570
Surmodics, Inc.*	80	2,552
Sutro Biopharma, Inc.*	517	2,539
TrueBlue, Inc.*	205	2,409
Kodiak Sciences, Inc.*	399	2,398
ORIC Pharmaceuticals, Inc.*	188	2,395
American Well Corp. — Class A*	2,183	2,358
OPKO Health, Inc.*	2,343	2,343
Mission Produce, Inc.*	220	2,321
Castle Biosciences, Inc.*	124	2,239
Carriage Services, Inc. — Class A	90	2,234
OrthoPediatrics Corp.*	80	2,197
Turning Point Brands, Inc.	86	2,176
Cerus Corp.*	986	2,149
European Wax Center, Inc. — Class A*	150	2,127
Marinus Pharmaceuticals, Inc.*	220	2,090
Anika Therapeutics, Inc.*	86	2,088
Ocugen, Inc.*	2,201	2,060
WW International, Inc.*	627	1,956
Olema Pharmaceuticals, Inc.*	150	1,860
Coherus Biosciences, Inc.*	806	1,838
Inovio Pharmaceuticals, Inc.*	205	1,816
Akebia Therapeutics, Inc.*	1,039	1,642
Sangamo Therapeutics, Inc.*	1,415	1,641
Joint Corp.*	165	1,627
Rigel Pharmaceuticals, Inc.*	1,018	1,547
ALX Oncology Holdings, Inc.*	105	1,540
Honest Company, Inc.*	495	1,535
Replimune Group, Inc.*	177	1,519
Absci Corp.*	287	1,481
Vanda Pharmaceuticals, Inc.*	326	1,457
Accuray, Inc.*	550	1,430
Pulmonx Corp.*	155	1,429
Aaron's Company, Inc.	183	1,418
Utah Medical Products, Inc.	20	1,404
Willdan Group, Inc.*	66	1,378
Organogenesis Holdings, Inc.*	379	1,353
Generation Bio Co.*	522	1,310
iTeos Therapeutics, Inc.*	120	1,285
Phathom Pharmaceuticals, Inc.*	120	1,284
AngioDynamics, Inc.*	220	1,208
Zevra Therapeutics, Inc.*	172	1,159
Scilex Holding Co.*	491	1,114
MeiraGTx Holdings plc*	177	1,092
Whole Earth Brands, Inc.*	222	1,061
Verastem, Inc.*	85	1,059
Werewolf Therapeutics, Inc.*	153	1,059
BioLife Solutions, Inc.*	61	1,031
Annexon, Inc.*	185	1,031
Orthofix Medical, Inc.*	78	1,019
Lexicon Pharmaceuticals, Inc.*	408	1,016
Harvard Bioscience, Inc.*	234	1,013
InfuSystem Holdings, Inc.*	108	999
CytomX Therapeutics, Inc.*	386	946
Emergent BioSolutions, Inc.*	287	927
Udemy, Inc.*	81	915
Tenaya Therapeutics, Inc.*	153	910
Seer, Inc.*	495	901
Stoke Therapeutics, Inc.*	113	875
Vaxart, Inc.*	715	872
Precigen, Inc.*	565	870
Stereotaxis, Inc.*	295	847
Pulse Biosciences, Inc.*	83	820
HF Foods Group, Inc.*	217	816
Erasca, Inc.*	335	797
Atara Biotherapeutics, Inc.*	1,012	787
Lineage Cell Therapeutics, Inc.*	747	777
Inogen, Inc.*	116	771
Bioventus, Inc. — Class A*	164	759
Applied Therapeutics, Inc.*	105	748
Athira Pharma, Inc.*	192	739
Inotiv, Inc.*	99	737
Mind Medicine MindMed, Inc.*	125	714
2seventy bio, Inc.*	135	702
Oramed Pharmaceuticals, Inc.*	212	698
Gritstone bio, Inc.*	249	697
Atossa Therapeutics, Inc.*	697	681
Ginkgo Bioworks Holdings, Inc.*	428	650
Allakos, Inc.*	417	617
IGM Biosciences, Inc.*	48	606
XBiotech, Inc.*	90	563
Praxis Precision Medicines, Inc.*	12	561
Bluebird Bio, Inc.*	402	559
Aveanna Healthcare Holdings, Inc.*	235	557
Graphite Bio, Inc.*	160	542
Inozyme Pharma, Inc.*	85	541
Chimerix, Inc.*	435	500
Tourmaline Bio, Inc.	12	481
Seres Therapeutics, Inc.*	414	472
ChromaDex Corp.*	279	466
CEL-SCI Corp.*	214	445
Adaptimmune Therapeutics plc ADR*	273	429
Taysha Gene Therapies, Inc.*	133	420
Asensus Surgical, Inc.*	1,394	418
Affimed N.V.*	691	416
Verrica Pharmaceuticals, Inc.*	78	411
Cardiff Oncology, Inc.*	226	399
Cartesian Therapeutics, Inc.*	542	397
Pyxis Oncology, Inc.*	62	394
Apyx Medical Corp.*	185	388
2U, Inc.*	857	386

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 5.1% (continued)
Consumer, Non-cyclical - 0.9% (continued)
Cue Biopharma, Inc.*	183	$380
Kinnate Biopharma, Inc.*	153	378
Passage Bio, Inc.*	220	376
Instil Bio, Inc.*	31	370
Vincerx Pharma, Inc.*	95	356
Century Therapeutics, Inc.*	96	352
Personalis, Inc.*	214	332
Neurogene, Inc.*	10	311
Cyteir Therapeutics, Inc.*	99	308
Avrobio, Inc.*	225	295
Greenwich Lifesciences, Inc.*	24	292
PMV Pharmaceuticals, Inc.*	156	289
NGM Biopharmaceuticals, Inc.*	187	284
Prelude Therapeutics, Inc.*	64	275
Dianthus Therapeutics, Inc.*	11	272
Spyre Therapeutics, Inc.*	10	263
Vor BioPharma, Inc.*	113	260
Curis, Inc.*	25	255
Harpoon Therapeutics, Inc.*	11	252
BioAtla, Inc.*	92	248
Syros Pharmaceuticals, Inc.*	34	247
Kronos Bio, Inc.*	231	240
AirSculpt Technologies, Inc.*	38	240
Spero Therapeutics, Inc.*	144	238
CytoSorbents Corp.*	245	235
Ikena Oncology, Inc.*	161	230
Kezar Life Sciences, Inc.*	219	230
Homology Medicines, Inc.*	249	229
Cara Therapeutics, Inc.*	264	224
Solid Biosciences, Inc.*	23	216
Vistagen Therapeutics, Inc.*	38	194
DermTech, Inc.*	144	184
Beyondspring, Inc.*	133	182
Precision BioSciences, Inc.*	9	167
Bolt Biotherapeutics, Inc.*	136	155
Quince Therapeutics, Inc.*	118	153
Assertio Holdings, Inc.*	173	153
Carisma Therapeutics, Inc.	59	152
Korro Bio, Inc.*	3	145
Singular Genomics Systems, Inc.*	244	139
Exagen, Inc.*	61	137
MEI Pharma, Inc.	33	137
Durect Corp.*	134	134
Retractable Technologies, Inc.*	103	133
Allovir, Inc.*	175	129
Aligos Therapeutics, Inc.*	125	124
Oncternal Therapeutics, Inc.*	13	124
Alpha Teknova, Inc.*	41	118
Biodesix, Inc.*	75	116
Eliem Therapeutics, Inc.*	41	112
Aspira Women's Health, Inc.*	28	111
TherapeuticsMD, Inc.*	46	110
Sensei Biotherapeutics, Inc.*	124	105
Rapid Micro Biosystems, Inc. — Class A*	86	95
Sorrento Therapeutics, Inc.*	3,481	94
Zevia PBC — Class A*	61	92
Hookipa Pharma, Inc.*	114	88
PAVmed, Inc.*	29	76
NanoString Technologies, Inc.*	532	64
Fortress Biotech, Inc.*	28	58
Molecular Templates, Inc.*	14	53
Oncocyte Corp.*	17	50
Elicio Therapeutics, Inc.*	12	49
Lucid Diagnostics, Inc.*	39	48
Talis Biomedical Corp.*	6	46
Forte Biosciences, Inc.*	67	46
KALA BIO, Inc.*	6	43
Rent the Runway, Inc. — Class A*	99	40
Atreca, Inc. — Class A*	154	40
AquaBounty Technologies, Inc.*	16	39
Mustang Bio, Inc.*	28	37
Xilio Therapeutics, Inc.*	43	31
Cyclo Therapeutics, Inc.*	19	30
Laird Superfood, Inc.*	37	30
Invitae Corp.*	2,340	28
Cue Health, Inc.*	85	27
Telesis Bio, Inc.*	47	26
Seelos Therapeutics, Inc.*	19	25
Acutus Medical, Inc.*	113	23
Trevena, Inc.*	38	22
VBI Vaccines, Inc.*	37	22
Accelerate Diagnostics, Inc.*	19	19
Portage Biotech, Inc.*	29	18
Vapotherm, Inc.*	16	15
GT Biopharma, Inc.*	3	13
Landos Biopharma, Inc.*	2	13
Eterna Therapeutics, Inc.*	8	12
MiNK Therapeutics, Inc.*	11	10
22nd Century Group, Inc.*	64	9
Ampio Pharmaceuticals, Inc.*	4	6
Tonix Pharmaceuticals Holding Corp.*	13	5
SQZ Biotechnologies Co.*	135	5
Endo International plc*	2,732	3
Finch Therapeutics Group, Inc.*	1	3
iBio, Inc.*	2	3
Ontrak, Inc.*	9	1
Tattooed Chef, Inc.*	281	1
Athersys, Inc.*	49	1
Humanigen, Inc.*	284	–
Codiak Biosciences, Inc.*,†††	94	–
Infinity Pharmaceuticals, Inc.*	521	–
Ligand Pharmaceuticals, Inc.*,††	67	–
Ligand Pharmaceuticals, Inc.*,††	67	–
9 Meters Biopharma, Inc.*	67	–
ViewRay, Inc.*	837	–
Total Consumer, Non-cyclical		4,741,197
Communications - 0.4%
Expedia Group, Inc.*	2,988	408,818
Etsy, Inc.*	4,900	351,267
F5, Inc.*	1,315	246,194
eBay, Inc.	5,107	241,459
Walt Disney Co.	1,941	216,577
Match Group, Inc.*	5,697	205,320
Charter Communications, Inc. — Class A*	457	134,326
Warner Bros Discovery, Inc.*	10,664	93,736
EchoStar Corp. — Class A*,2	3,204	42,004

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 5.1% (continued)
Communications - 0.4% (continued)
Ziff Davis, Inc.*	508	$34,930
Q2 Holdings, Inc.*	638	29,495
DigitalBridge Group, Inc.	1,417	26,030
Cargurus, Inc.*	1,120	24,797
Perficient, Inc.*	380	24,651
Magnite, Inc.*	1,523	18,306
Upwork, Inc.*	1,378	18,052
Beyond, Inc.*	504	16,899
Shutterstock, Inc.	274	13,360
TechTarget, Inc.*	305	9,672
Revolve Group, Inc.*	420	9,211
Open Lending Corp. — Class A*	1,223	8,879
Clear Channel Outdoor Holdings, Inc.*	4,259	7,326
Liberty Latin America Ltd. — Class C*	906	5,907
Infinera Corp.*	1,081	5,427
iHeartMedia, Inc. — Class A*	1,313	3,637
1-800-Flowers.com, Inc. — Class A*	317	3,303
OptimizeRx Corp.*	205	3,245
IDT Corp. — Class B*	85	3,163
Stitch Fix, Inc. — Class A*	949	3,065
Anterix, Inc.*	68	2,700
Groupon, Inc.*	140	2,591
NETGEAR, Inc.*	169	2,533
Eventbrite, Inc. — Class A*	448	2,509
Liquidity Services, Inc.*	135	2,420
Boston Omaha Corp. — Class A*	118	1,936
Thryv Holdings, Inc.*	90	1,885
Gannett Company, Inc.*	838	1,785
Advantage Solutions, Inc.*	455	1,734
RealReal, Inc.*	940	1,664
Liberty Latin America Ltd. — Class A*	237	1,524
Entravision Communications Corp. — Class A	358	1,378
EW Scripps Co. — Class A*	335	1,350
Ooma, Inc.*	130	1,326
Ribbon Communications, Inc.*	419	1,253
Tucows, Inc. — Class A*	58	1,096
Lands' End, Inc.*	85	827
CarParts.com, Inc.*	291	742
1stdibs.com, Inc.*	106	546
comScore, Inc.*	20	395
Telesat Corp.*	41	347
Cambium Networks Corp.*	63	268
Solo Brands, Inc. — Class A*	71	192
Inseego Corp.*	49	149
National CineMedia, Inc.*	35	142
Fluent, Inc.*	258	141
VirnetX Holding Corp.	18	108
CuriosityStream, Inc.*	155	74
aka Brands Holding Corp.*	4	55
CalAmp Corp.*	9	26
Audacy, Inc.*	23	7
Digital Media Solutions, Inc. — Class A*	1	2
HyreCar, Inc.*	104	–
Total Communications		2,242,761
Industrial - 0.4%
Dover Corp.	1,697	280,650
Keysight Technologies, Inc.*	1,753	270,488
Johnson Controls International plc	4,227	250,534
Fortune Brands Innovations, Inc.	3,048	247,924
Mohawk Industries, Inc.*	2,047	242,815
Generac Holdings, Inc.*	2,048	230,421
Ball Corp.	2,988	191,292
Stanley Black & Decker, Inc.	1,746	155,900
Exponent, Inc.	606	49,019
Zurn Elkay Water Solutions Corp.	1,417	44,990
John Bean Technologies Corp.	366	37,141
Kennametal, Inc.	980	24,735
Helios Technologies, Inc.	378	16,689
Ichor Holdings Ltd.*	331	14,167
Montrose Environmental Group, Inc.*	305	12,621
Vicor Corp.*	247	9,198
CryoPort, Inc.*	476	8,411
Columbus McKinnon Corp.	163	6,808
nLight, Inc.*	509	6,734
TriMas Corp.	253	5,945
Astec Industries, Inc.	133	5,400
Triumph Group, Inc.*	373	5,185
Gorman-Rupp Co.	135	5,039
FARO Technologies, Inc.*	212	4,747
Aspen Aerogels, Inc.*	263	4,519
GrafTech International Ltd.	2,345	4,127
Smith & Wesson Brands, Inc.	285	3,913
Enviri Corp.*	459	3,608
Mesa Laboratories, Inc.	29	3,167
Manitowoc Company, Inc.*	204	2,844
Tutor Perini Corp.*	245	2,776
Ranpak Holdings Corp.*	447	2,123
Daseke, Inc.*	239	1,972
GoPro, Inc. — Class A*	755	1,767
Luxfer Holdings plc	164	1,627
Yellow Corp.*	300	1,575
Blink Charging Co.*	428	1,361
Byrna Technologies, Inc.*	109	1,305
AMMO, Inc.*	515	1,226
Kopin Corp.*	462	1,210
Pure Cycle Corp.*	114	1,136
Identiv, Inc.*	127	1,092
Comtech Telecommunications Corp.*	152	1,028
Standard BioTools, Inc.*	454	1,021
Turtle Beach Corp.*	90	961
Latham Group, Inc.*	240	814
Caesarstone Ltd.*	134	592
Hydrofarm Holdings Group, Inc.*	465	420
INNOVATE Corp.*	282	221
Akoustis Technologies, Inc.*	287	178
AgEagle Aerial Systems, Inc.*	20	26
View, Inc.*	9	15
Total Industrial		2,173,477
Basic Materials - 0.0%
Balchem Corp.	377	59,261
Quaker Chemical Corp.	157	31,478
Tronox Holdings plc — Class A	1,344	19,757
Energy Fuels, Inc.*	900	5,697

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
COMMON STOCKS† - 5.1% (continued)
Basic Materials- 0.0% (continued)
Compass Minerals International, Inc.	200	$4,560
Coeur Mining, Inc.*	1,501	3,888
Novagold Resources, Inc.*	1,390	3,447
Codexis, Inc.*	706	3,283
Radius Recycling, Inc. — Class A	154	3,043
Mativ Holdings, Inc.	136	2,359
Centrus Energy Corp. — Class A*	57	2,325
Gatos Silver, Inc.*	276	1,623
Danimer Scientific, Inc.*	1,055	1,414
Glatfelter Corp.*	261	582
Unifi, Inc.*	81	476
Amyris, Inc.*	2,060	–
Total Basic Materials		143,193
Energy - 0.0%
Sunnova Energy International, Inc.*	1,009	7,346
Stem, Inc.*	1,328	3,559
SunPower Corp. — Class A*	937	2,914
DMC Global, Inc.*	111	1,851
National Energy Services Reunited Corp.*	226	1,752
Gevo, Inc.*	1,167	1,040
Aemetis, Inc.*	161	584
Beam Global*	52	364
Spruce Power Holding Corp.*	78	300
Eos Energy Enterprises, Inc.*	259	247
Total Energy		19,957
Utilities - 0.0%
Ameresco, Inc. — Class A*	362	7,588
Middlesex Water Co.	101	5,140
Global Water Resources, Inc.	75	970
Via Renewables, Inc.*	15	163
Stronghold Digital Mining, Inc. — Class A*	4	20
Total Utilities		13,881
Total Common Stocks
(Cost $48,793,114)		27,605,293
PREFERRED STOCKS†† - 6.4%
Financial - 6.0%
Markel Group, Inc.
6.00%[3]	5,000,000	4,966,132
Goldman Sachs Group, Inc.
3.80%[3]	5,000,000	4,599,732
Citigroup, Inc.
4.15%[3]	5,000,000	4,506,136
Bank of New York Mellon Corp.
3.75%[3]	5,000,000	4,476,641
Wells Fargo & Co.
4.38%	139,386	2,708,270
4.75%[2]	61,250	1,272,163
3.90%[3]	400,000	376,377
Bank of America Corp.
4.38%[3]	1,781,500	4,198,195
Selective Insurance Group, Inc.
4.60%[2]	85,536	1,578,995
Public Storage
4.10%[2]	58,000	1,140,860
Lincoln National Corp.
9.25%[3]	750,000	808,205
RenaissanceRe Holdings Ltd.
4.20%	38,000	717,820
Jackson Financial, Inc.
8.00%[2]	26,000	698,100
Reinsurance Group of America, Inc.
7.13% due 10/15/52	13,425	351,467
First Republic Bank
4.50%*	200,000	4,000
Total Financial		32,403,093
Government - 0.4%
CoBank ACB
4.25% due 12/31/70[3]	3,000,000	2,433,300
Total Preferred Stocks
(Cost $44,414,310)		34,836,393
WARRANTS† - 0.0%
Cassava Sciences Inc
Expiring 11/15/24	179	959
Total Warrants
(Cost $0)		959
RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Korro Bio, Inc.	191	–
Cartesian Therapeutics, Inc.	542	–
Neurogene, Inc.	41	–
Assertio Holdings, Inc.†††	971	–
Carisma Therapeutics, Inc.†††	1,182	–
Coherus Biosciences, Inc.†††	208	–
Epizyme, Inc.†††	793	–
Disc Medicine, Inc.†††	130	–
Jounce Therapeutics, Inc.†††	196	–
Eli Lilly & Co.†††	6	–
Magnenta Therapeutics, Inc.†††	178	–
Radius Health, Inc.†††	558	–
Total Consumer, Non-cyclical		–
Financial - 0.0%
Gurnet Point Capital LLC
Expires 12/31/26†††	285	–
Total Rights
(Cost $61)		–
EXCHANGE-TRADED FUND† - 0.7%
VanEck Gold Miners ETF	149,097	3,930,197
Total Exchange-Traded Fund
(Cost $4,819,784)		3,930,197
MUTUAL FUND† - 1.1%
Guggenheim Risk Managed Real Estate Fund — Institutional Class[4]	193,690	6,114,781
Total Mutual Fund
(Cost $7,409,293)		6,114,781
CLOSED-END MUTUAL FUNDS† - 2.4%
BlackRock Credit Allocation Income Trust	290,333	3,109,466
Eaton Vance Limited Duration Income Fund	309,597	3,058,818
Western Asset High Income Opportunity Fund, Inc.	765,344	2,992,495
BlackRock Debt Strategies Fund, Inc.	199,261	2,199,842
Blackstone Strategic Credit Fund	89,918	1,056,537
Ares Dynamic Credit Allocation Fund, Inc.	51,928	716,087
Total Closed-End Mutual Funds
(Cost $16,311,380)		13,133,245

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Shares	Value
MONEY MARKET FUNDS† - 0.6%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.20%[5]	2,192,927	$2,192,927
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.21%[5]	826,727	826,727
Total Money Market Funds
(Cost $3,019,654)		3,019,654
	Face Amount~	Value
CORPORATE BONDS†† - 51.8%
Financial - 11.3%
NFP Corp.
6.88% due 08/15/28[6]	3,250,000	$3,300,761
7.50% due 10/01/30[6]	1,400,000	1,473,056
United Wholesale Mortgage LLC
5.50% due 04/15/29[2,6]	4,300,000	4,013,689
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2,6]	3,810,000	3,426,740
Liberty Mutual Group, Inc.
4.30% due 02/01/61[2,6]	5,250,000	3,339,878
FS KKR Capital Corp.
3.25% due 07/15/27[2]	3,300,000	2,995,545
OneMain Finance Corp.
4.00% due 09/15/30[2]	3,300,000	2,780,024
Iron Mountain, Inc.
5.25% due 07/15/30[6]	2,940,000	2,751,194
Global Atlantic Finance Co.
3.13% due 06/15/31[2,6]	1,750,000	1,413,603
4.70% due 10/15/51[2,3,6]	1,500,000	1,324,431
Kennedy-Wilson, Inc.
5.00% due 03/01/31	3,500,000	2,721,250
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32	3,250,000	2,696,161
Accident Fund Insurance Company of America
8.50% due 08/01/32[2,6]	2,550,000	2,521,296
Hunt Companies, Inc.
5.25% due 04/15/29[6]	1,850,000	1,692,607
Starwood Property Trust, Inc.
4.38% due 01/15/27[2,6]	1,700,000	1,593,750
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[2,6]	1,800,000	1,494,432
3.88% due 03/01/31[2,6]	100,000	85,856
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48	2,033,206	1,577,325
Sherwood Financing plc
4.50% due 11/15/26	EUR 1,500,000	1,499,951
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[6]	1,500,000	1,477,605
Prudential Financial, Inc.
5.13% due 03/01/52[2,3]	1,550,000	1,448,998
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[6]	1,600,000	1,430,457
Credit Suisse AG NY
7.95% due 01/09/25[2]	1,300,000	1,323,229
Jones Deslauriers Insurance Management, Inc.
8.50% due 03/15/30[6]	750,000	780,000
10.50% due 12/15/30[6]	500,000	520,713
NatWest Group plc
7.47% due 11/10/26[2,3]	1,250,000	1,284,262
Standard Chartered plc
7.78% due 11/16/25[3,6]	1,150,000	1,164,291
Ares Finance Company IV LLC
3.65% due 02/01/52[2,6]	1,650,000	1,140,633
Toronto-Dominion Bank
8.13% due 10/31/82[3]	1,050,000	1,092,797
KKR Group Finance Company X LLC
3.25% due 12/15/51[2,6]	1,600,000	1,071,272
PHM Group Holding Oy
4.75% due 06/18/26[6]	EUR 1,000,000	1,005,946
Corebridge Financial, Inc.
6.88% due 12/15/52[3]	900,000	898,542
Bank of Nova Scotia
8.63% due 10/27/82[3]	750,000	771,610
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[2,6]	790,000	767,399
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 700,000	738,262
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,6]	600,000	581,674
Ryan Specialty LLC
4.38% due 02/01/30[6]	450,000	417,955
USI, Inc.
7.50% due 01/15/32[6]	350,000	348,688
PennyMac Financial Services, Inc.
7.88% due 12/15/29[2,6]	300,000	307,083
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.00% due 01/15/31[6]	150,000	149,413
Total Financial		61,422,378
Consumer, Non-cyclical - 8.7%
DaVita, Inc.
4.63% due 06/01/30[2,6]	5,200,000	4,574,164
US Foods, Inc.
4.63% due 06/01/30[2,6]	4,250,000	3,894,342
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[6]	4,400,000	3,863,552
Upbound Group, Inc.
6.38% due 02/15/29[2,6]	3,412,000	3,265,693
BCP V Modular Services Finance II plc
4.75% due 11/30/28	EUR 3,000,000	3,056,757
ADT Security Corp.
4.88% due 07/15/32[2,6]	3,300,000	2,970,000
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[6]	3,125,000	2,937,500
Carriage Services, Inc.
4.25% due 05/15/29[6]	3,150,000	2,739,283

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 51.8% (continued)
Consumer, Non-cyclical- 8.7% (continued)
CPI CG, Inc.
8.63% due 03/15/26[6]	2,290,000	$2,247,269
Bausch Health Companies, Inc.
4.88% due 06/01/28[6]	3,300,000	1,880,106
TreeHouse Foods, Inc.
4.00% due 09/01/28[2]	2,000,000	1,765,000
Post Holdings, Inc.
5.50% due 12/15/29[2,6]	1,700,000	1,626,593
Medline Borrower, LP
5.25% due 10/01/29[2,6]	1,750,000	1,618,726
Reynolds American, Inc.
5.70% due 08/15/35[2]	1,550,000	1,480,554
Castor S.p.A.
9.18% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,6	EUR 1,400,000	1,463,937
Champions Financing, Inc.
8.75% due 02/15/29[6]	1,330,000	1,358,555
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52[2]	1,750,000	1,258,998
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[6]	1,075,000	1,068,598
AZ Battery Property LLC
6.73% due 02/20/46	980,000	986,074
Neogen Food Safety Corp.
8.63% due 07/20/30[2,6]	900,000	954,093
WW International, Inc.
4.50% due 04/15/29[6]	1,750,000	810,495
Valvoline, Inc.
4.25% due 02/15/30[6]	400,000	397,470
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[6]	300,000	289,719
APi Group DE, Inc.
4.75% due 10/15/29[6]	250,000	231,875
Williams Scotsman, Inc.
7.38% due 10/01/31[2,6]	150,000	155,603
Darling Ingredients, Inc.
6.00% due 06/15/30[2,6]	150,000	147,817
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[6,7]	1,750,000	105,000
HealthEquity, Inc.
4.50% due 10/01/29[6]	75,000	68,934
Tenet Healthcare Corp.
4.88% due 01/01/26[2]	50,000	49,948
Total Consumer, Non-cyclical		47,266,655
Communications - 7.3%
Altice France S.A.
5.13% due 01/15/29[6]	5,260,000	3,976,201
5.13% due 07/15/29[6]	2,000,000	1,510,290
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[2,6]	6,500,000	5,000,106
British Telecommunications plc
4.88% due 11/23/81[2,3,6]	5,000,000	4,398,771
Ziggo Bond Company BV
5.13% due 02/28/30[6]	4,361,000	3,731,378
Vodafone Group plc
5.13% due 06/04/81[2,3]	4,750,000	3,518,675
McGraw-Hill Education, Inc.
5.75% due 08/01/28[2,6]	1,800,000	1,672,227
8.00% due 08/01/29[6]	1,700,000	1,551,250
Vmed O2 UK Financing I plc
4.25% due 01/31/31[2,6]	3,250,000	2,756,173
Zayo Group Holdings, Inc.
4.00% due 03/01/27[6]	3,250,000	2,705,625
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[2,6]	1,750,000	1,653,750
5.13% due 07/15/29[2,6]	445,000	373,943
Rogers Communications, Inc.
5.25% due 03/15/82[2,3,6]	1,600,000	1,527,559
CSC Holdings LLC
11.25% due 05/15/28[6]	1,000,000	1,031,770
4.50% due 11/15/31[6]	300,000	222,750
6.50% due 02/01/29[6]	100,000	87,167
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[6]	1,500,000	1,181,194
Ciena Corp.
4.00% due 01/31/30[2,6]	850,000	760,750
Sunrise FinCo I BV
4.88% due 07/15/31[2,6]	750,000	663,750
Cogent Communications Group, Inc.
7.00% due 06/15/27[6]	500,000	499,310
VZ Secured Financing BV
5.00% due 01/15/32[2,6]	500,000	426,783
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[6]	325,000	291,899
Total Communications		39,541,321
Consumer, Cyclical - 6.4%
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[2,6]	4,500,000	3,952,818
Station Casinos LLC
4.63% due 12/01/31[2,6]	3,250,000	2,889,510
Penn Entertainment, Inc.
4.13% due 07/01/29[2,6]	3,350,000	2,814,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[2,6]	2,200,000	1,976,350
Aramark Services, Inc.
5.00% due 02/01/28[2,6]	2,000,000	1,916,648
Air Canada
4.63% due 08/15/29[6]	CAD 2,750,000	1,905,232
Wabash National Corp.
4.50% due 10/15/28[6]	1,750,000	1,601,250
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[6]	1,600,000	1,500,000
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[6]	1,650,000	1,497,309
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[6]	1,500,000	1,494,075

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 51.8% (continued)
Consumer, Cyclical- 6.4% (continued)
Boyne USA, Inc.
4.75% due 05/15/29[6]	1,600,000	$1,470,999
Crocs, Inc.
4.25% due 03/15/29[2,6]	1,625,000	1,458,456
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[6]	1,400,000	1,435,000
Deuce FinCo plc
5.50% due 06/15/27	GBP 1,200,000	1,420,186
Steelcase, Inc.
5.13% due 01/18/29[2]	1,450,000	1,364,946
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[6]	1,400,000	1,321,250
Ontario Gaming GTA, LP
8.00% due 08/01/30[2,6]	1,250,000	1,274,887
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[2,6]	1,170,000	1,234,479
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[2,6]	650,000	683,313
Hanesbrands, Inc.
9.00% due 02/15/31[2,6]	550,000	551,218
4.88% due 05/15/26[6]	100,000	96,502
Tempur Sealy International, Inc.
3.88% due 10/15/31[2,6]	600,000	499,048
JB Poindexter & Company, Inc.
7.13% due 04/15/26[6]	325,000	325,007
8.75% due 12/15/31[6]	140,000	143,422
Wolverine World Wide, Inc.
4.00% due 08/15/29[6]	300,000	240,375
Total Consumer, Cyclical		35,066,280
Industrial - 6.1%
Level 3 Financing, Inc.
3.75% due 07/15/29	6,100,000	3,568,500
Standard Industries, Inc.
4.38% due 07/15/30[2,6]	2,400,000	2,139,805
3.38% due 01/15/31[2,6]	1,000,000	828,597
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[6]	2,300,000	2,328,750
5.25% due 07/15/28[6]	450,000	428,802
TK Elevator US Newco, Inc.
5.25% due 07/15/27[6]	2,630,000	2,526,236
Enviri Corp.
5.75% due 07/31/27[6]	2,625,000	2,452,903
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[2,6]	2,600,000	2,372,352
GrafTech Finance, Inc.
4.63% due 12/15/28[6]	3,200,000	2,103,404
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[6]	2,150,000	2,002,725
Builders FirstSource, Inc.
6.38% due 06/15/32[2,6]	1,500,000	1,499,763
Clearwater Paper Corp.
4.75% due 08/15/28[2,6]	1,609,000	1,488,325
Victoria plc
3.63% due 08/05/26	EUR 1,600,000	1,450,811
Calderys Financing LLC
11.25% due 06/01/28[6]	1,250,000	1,338,254
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[6]	1,450,000	1,266,676
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[6]	700,000	709,322
9.25% due 04/15/27[6]	350,000	340,351
Waste Pro USA, Inc.
5.50% due 02/15/26[6]	1,050,000	1,029,000
Artera Services LLC
8.50% due 02/15/31[6]	800,000	817,243
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[6]	650,000	680,875
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 550,000	645,284
Worldpay US, Inc.
8.50% due 01/15/31	GBP 250,000	339,266
TVL Finance plc
9.43% (3 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 04/28/28◊	EUR 300,000	328,881
Masonite International Corp.
3.50% due 02/15/30[2,6]	300,000	264,782
Level 3 Financing, Inc.
11.00% due 11/15/29†††	907,587	1
Total Industrial		32,950,908
Energy - 5.4%
NuStar Logistics, LP
6.38% due 10/01/30[2]	6,000,000	6,016,980
Occidental Petroleum Corp.
7.95% due 06/15/39[2]	3,190,000	3,692,321
ITT Holdings LLC
6.50% due 08/01/29[6]	3,750,000	3,328,421
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[2]	2,400,000	2,400,768
6.88% due 01/15/29	675,000	665,287
CVR Energy, Inc.
5.75% due 02/15/28[2,6]	3,300,000	3,063,093
Venture Global LNG, Inc.
9.88% due 02/01/32[2,6]	2,550,000	2,684,847
Valero Energy Corp.
4.00% due 06/01/52[2]	3,350,000	2,520,117
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,750,000	1,615,317
Buckeye Partners, LP
5.85% due 11/15/43[2]	1,650,000	1,359,352
EnLink Midstream LLC
6.50% due 09/01/30[2,6]	975,000	999,439
BP Capital Markets plc
4.88% [2,3,8]	500,000	471,875
Energy Transfer, LP
5.75% due 04/01/25	150,000	149,752
5.63% due 05/01/27[6]	125,000	123,878

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 51.8% (continued)
Consumer, Energy- 5.4% (continued)
Viper Energy, Inc.
7.38% due 11/01/31[2,6]	250,000	$257,415
Total Energy		29,348,862
Basic Materials - 3.7%
Kaiser Aluminum Corp.
4.50% due 06/01/31[2,6]	4,350,000	3,716,882
SK Invictus Intermediate II SARL
5.00% due 10/30/29[2,6]	4,250,000	3,608,236
Ingevity Corp.
3.88% due 11/01/28[2,6]	2,900,000	2,559,250
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[6]	2,250,000	2,180,047
Compass Minerals International, Inc.
6.75% due 12/01/27[6]	1,943,000	1,895,377
Carpenter Technology Corp.
7.63% due 03/15/30[2]	1,600,000	1,652,464
6.38% due 07/15/28[2]	200,000	199,130
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[6]	1,850,000	1,820,531
Anglo American Capital plc
5.63% due 04/01/30[6]	1,050,000	1,053,581
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2,6]	710,000	661,672
Arsenal AIC Parent LLC
8.00% due 10/01/30[2,6]	550,000	576,125
WR Grace Holdings LLC
4.88% due 06/15/27[2,6]	250,000	237,495
Total Basic Materials		20,160,790
Technology - 2.7%
Dun & Bradstreet Corp.
5.00% due 12/15/29[2,6]	3,300,000	3,036,000
NCR Voyix Corp.
5.25% due 10/01/30[2,6]	3,250,000	2,935,759
AthenaHealth Group, Inc.
6.50% due 02/15/30[2,6]	3,200,000	2,864,885
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31[2]	1,900,000	1,649,029
Cloud Software Group, Inc.
6.50% due 03/31/29[2,6]	1,660,000	1,545,888
Broadcom, Inc.
3.19% due 11/15/36[2,6]	1,750,000	1,371,926
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[6]	1,350,000	1,358,944
Capstone Borrower, Inc.
8.00% due 06/15/30[2,6]	100,000	103,355
Total Technology		14,865,786
Utilities - 0.2%
Terraform Global Operating, LP
6.13% due 03/01/26[6]	1,150,000	1,132,923
Total Corporate Bonds
(Cost $313,086,791)		281,755,903
SENIOR FLOATING RATE INTERESTS††,◊ - 34.8%
Consumer, Non-cyclical - 10.9%
LaserAway Intermediate Holdings II LLC
11.33% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	5,635,000	5,588,060
Lyons Magnus
12.06% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) (in-kind rate was 4.25%) due 05/10/27[9]	5,984,688	5,456,060
Gibson Brands, Inc.
10.58% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	5,635,000	5,275,769
National Mentor Holdings, Inc.
9.18% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	5,213,507	4,855,079
9.20% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	168,375	156,799
Kronos Acquisition Holdings, Inc.
11.49% (3 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 12/22/26	3,234,000	3,236,684
Blue Ribbon LLC
11.63% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	3,544,304	3,067,595
Triton Water Holdings, Inc.
8.86% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	2,932,338	2,877,972
Florida Food Products LLC
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	3,193,125	2,774,027
Women's Care Holdings, Inc.
9.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/17/28	2,932,331	2,538,900
Southern Veterinary Partners LLC
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/05/27	2,105,949	2,101,337
PetIQ LLC
10.17% (6 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/13/28	1,907,734	1,888,657

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 34.8% (continued)
Consumer, Non-cyclical - 10.9% (continued)
HAH Group Holding Co. LLC
10.43% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27	1,896,321	$1,879,727
Mission Veterinary Partners
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/27/28	1,661,750	1,656,898
PlayCore
9.84% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/14/30	1,600,000	1,600,000
Inception Holdco SARL
9.68% (3 Month EURIBOR + 5.75%, Rate Floor: 5.75%) due 09/26/29†††	EUR 1,400,000	1,498,379
Pimente Investissement S.A.S.
7.68% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/29/28	EUR 1,350,000	1,447,609
Curriculum Associates LLC
10.17% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 01/09/27	1,400,000	1,372,000
Celeste Bidco B.V.
due 07/02/29	EUR 1,250,000	1,341,216
AI Aqua Merger Sub, Inc.
9.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 07/30/28	1,250,000	1,250,788
Dhanani Group, Inc.
11.42% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 06/10/27†††	1,118,636	1,107,450
AI Monet (Luxembourg) Parentco SARL
due 02/07/31	EUR 1,000,000	1,079,059
Artisan Newco B.V.
8.15% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 02/12/29	EUR 1,000,000	1,077,924
Nidda Healthcare Holding GmbH
7.45% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR 1,000,000	1,073,265
Chefs' Warehouse, Inc.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 08/23/29	1,043,625	1,042,978
Weber-Stephen Products LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/29/27	1,030,530	931,898
Financiere Mendel
9.56% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/08/30	500,000	500,210
Grifols Worldwide Operations USA, Inc.
7.43% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	299,221	293,162
Elanco Animal Health, Inc.
7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/02/27	279,568	275,858
TGP Holdings LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	188,374	174,982
Total Consumer, Non-cyclical		59,420,342
Consumer, Cyclical - 7.8%
Pacific Bells LLC
10.11% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	4,900,129	4,858,478
Secretariat Advisors LLC
10.36% (3 Month Term SOFR + 5.01%, Rate Floor: 5.76%) due 12/29/28†††	4,318,000	4,274,820
First Brands Group LLC
10.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	3,226,608	3,230,641
Cordobes Holdco SL
8.37% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 02/02/29	EUR 2,400,000	2,419,459
BRE/Everbright M6 Borrower LLC
10.42% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 09/09/26	2,352,000	2,344,168
Breitling Financing SARL
7.79% (6 Month EURIBOR + 3.90%, Rate Floor: 3.90%) due 10/25/28	EUR 2,000,000	2,103,524
FR Refuel LLC
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28	1,957,667	1,913,619
MB2 Dental Solutions, LLC
11.32% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 01/29/31	1,898,307	1,894,442
The Facilities Group
11.19% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	1,857,002	1,821,025
NFM & J LLC
11.16% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	1,826,940	1,791,545

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 34.8% (continued)
Consumer, Cyclical - 7.8% (continued)
Alexander Mann
11.40% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	1,795,500	$1,743,879
Fertitta Entertainment LLC
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/29/29	1,670,250	1,670,885
Albion Financing 3 SARL
9.21% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 08/17/26	EUR 1,300,000	1,405,405
RealTruck Group, Inc.
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 01/31/28	1,400,000	1,389,500
ImageFIRST Holdings LLC
9.57% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/27/28	1,380,000	1,376,550
BIFM CA Buyer Inc.
9.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/31/28	1,350,000	1,347,746
Shaw Development LLC
11.16% (6 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	1,206,383	1,183,598
Alterra Mountain Co.
due 05/31/30	1,050,000	1,050,000
Thevelia US LLC
9.07% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/01/29	910,000	910,755
BCPE Empire Holdings, Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/11/28	700,000	699,650
Caesars Entertainment, Inc.
8.04% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 01/24/31	450,000	449,064
8.66% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/06/30	198,500	198,528
Zephyr Bidco Ltd.
11.19% (3 Month GBP SONIA + 6.00%, Rate Floor: 6.00%) due 07/31/28	GBP 500,000	628,827
CNT Holdings I Corp.
8.82% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 11/08/27	425,000	424,499
Congruex Group LLC
11.21% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	443,250	418,871
American Tire Distributors, Inc.
11.83% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28	442,125	386,996
Orion Group
11.86% ((1 Month Term SOFR + 6.25%) and (3 Month Term SOFR + 6.25%), Rate Floor: 7.25%) due 03/19/27†††	301,322	293,849
11.52% ((3 Month Term SOFR + 6.00%) and (Commercial Prime Lending Rate + 5.00%), Rate Floor: 7.00%) due 03/19/27†††	15,130	13,858
CCRR Parent, Inc.
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/06/28	223,808	199,469
Outcomes Group Holdings, Inc.
12.93% (1 Month Term SOFR + 7.50%, Rate Floor: 8.00%) due 10/26/26†††	150,000	141,000
Total Consumer, Cyclical		42,584,650
Industrial - 7.3%
American Bath Group LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	5,623,379	5,539,029
Pelican Products, Inc.
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	5,635,000	5,198,287
Protective Industrial Products, Inc.
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	3,743,604	3,706,168
Merlin Buyer, Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	3,242,250	3,227,400
ASP Dream Acquisiton Co. LLC
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/15/28	3,193,125	3,189,134
Icebox Holdco III, Inc.
9.11% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/22/28	3,146,729	3,132,978
Rinchem Company LLC
9.70% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/02/29	3,152,000	2,708,356

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 34.8% (continued)
Consumer, Industrial - 7.3% (continued)
Arcline FM Holdings LLC
10.36% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 06/23/28	2,199,375	$ 2,200,211
Fugue Finance LLC
due 02/13/31	1,400,000	1,398,838
CPM Holdings, Inc.
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/22/28	1,350,000	1,349,717
Foundation Building Materials Holding Company LLC
due 01/25/31	1,350,000	1,348,313
Geo Parent Corp.
10.50% (6 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/19/28	1,300,000	1,290,250
Dispatch Terra Acquisition LLC
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	1,187,855	1,102,484
Weener Plastics Group BV
8.43% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/30/28	EUR 1,000,000	1,078,378
Atlantic Aviation
8.83% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 09/22/28	792,015	792,387
Artera Services LLC
9.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/06/31	550,000	551,375
Service Logic Acquisition, Inc.
9.57% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.75%) due 10/29/27	550,000	549,312
DXP Enterprises, Inc.
10.29% (6 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/05/30	498,750	498,127
Aegion Corp.
9.58% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/17/28	250,000	249,375
LTI Holdings, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 09/08/25	172,721	170,131
Patriot Container Corp. (Wastequip)
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/20/25	149,603	144,787
White Cap Supply Holdings LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/19/27	98,492	98,568
Total Industrial		39,523,605
Technology - 3.5%
Avalara, Inc.
12.60% (3 Month Term SOFR + 7.25%, Rate Floor: 8.00%) due 10/19/28†††	2,636,364	2,607,029
Precise Midco BV
7.68% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 05/13/26	EUR 830,769	894,878
8.43% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 10/16/30	EUR 669,231	721,988
Apttus Corp.
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 05/08/28	1,383,344	1,382,915
Alteryx Inc.
due 05/14/24	1,350,000	1,350,000
Wrench Group LLC
9.61% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 04/30/26	1,350,000	1,350,000
Blackhawk Network Holdings, Inc.
due 02/23/29	1,350,000	1,333,125
Park Place Technologies, LLC
10.43% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27	1,290,051	1,288,439
Xerox Corp.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/19/29	1,200,000	1,200,504
Finastra
12.71% (6 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††	1,200,000	1,190,036
Central Parent LLC
9.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/06/29	1,100,000	1,102,112
Concorde Lux
7.91% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 1,000,000	1,077,708
iSolved, Inc.
9.48% (6 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/14/30	850,000	852,125
Project Ruby Ultimate Parent Corp.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/10/28†††	800,000	800,000

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 34.8% (continued)
Consumer, Technology - 3.5% (continued)
Atlas CC Acquisition Corp.
9.85% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	886,364	$789,971
Waystar Technologies Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/31/29	675,000	675,000
CoreLogic, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	492,443	478,054
Total Technology		19,093,884
Financial - 3.3%
HighTower Holding LLC
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/21/28	2,768,062	2,764,602
Eisner Advisory Group
due 02/22/31	2,750,000	2,729,375
Howden Group Holdings Ltd.
due 03/03/31	EUR 1,250,000	1,344,595
AqGen Island Holdings, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/02/28	1,350,000	1,340,212
Teneo Holdings LLC
10.68% (1 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/11/25	1,190,674	1,189,185
Tegra118 Wealth Solutions, Inc.
9.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	1,250,000	1,187,112
Franchise Group, Inc.
10.34% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	1,339,875	1,175,740
Aretec Group, Inc.
9.93% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/09/30	1,097,243	1,100,952
Global Blue Acquisition B.V.
8.87% (1 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 11/13/30	EUR 1,000,000	1,083,114
Navacord Inc.
8.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/15/30	1,050,000	1,050,441
Ardonagh Midco 3 plc
due 02/16/31	915,663	901,928
Osaic Holdings, Inc.
due 08/10/28	900,000	899,442
Apex Group Treasury LLC
10.32% (3 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 07/27/28†††	544,500	543,819
Asurion LLC
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28	496,250	492,995
Claros Mortgage Trust, Inc.
9.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/10/26	342,921	315,487
Total Financial		18,118,999
Communications - 1.0%
Cengage Learning Acquisitions, Inc.
10.33% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 07/14/26	3,919,799	3,917,369
Simon & Schuster
9.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30	900,000	902,817
McGraw Hill LLC
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 07/28/28	390,977	389,234
Flight Bidco, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 07/23/25	147,662	145,521
Total Communications		5,354,941
Basic Materials - 0.8%
NIC Acquisition Corp.
9.36% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	3,058,042	2,515,239
Pregis TopCo Corp.
due 07/31/26	1,200,000	1,199,784
LTI Holdings, Inc.
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/24/26	491,706	483,716
Arsenal AIC Parent LLC
9.07% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/19/30	299,250	299,124
Total Basic Materials		4,497,863
Energy - 0.2%
BANGL LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	897,750	901,117
Total Senior Floating Rate Interests
(Cost $193,544,142)		189,495,401
ASSET-BACKED SECURITIES†† - 19.0%
Collateralized Loan Obligations - 9.4%
CIFC Funding Ltd.
2021-4RA DR, 12.58% (3 Month Term SOFR + 7.26%, Rate Floor: 7.00%) due 01/17/35◊,6	9,000,000	8,716,121

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.0% (continued)
Collateralized Loan Obligations - 9.4% (continued)
2022-3A E, 12.59% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,6	1,000,000	$986,170
Madison Park Funding LIII Ltd.
2022-53A E, 11.32% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,6	7,500,000	7,162,571
Boyce Park CLO Ltd.
2022-1A E, 11.57% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,6	4,000,000	3,920,174
ABPCI Direct Lending Fund IX LLC
2021-9A BR, 8.08% (3 Month Term SOFR + 2.76%, Rate Floor: 2.50%) due 11/18/31◊,6	3,500,000	3,433,003
Palmer Square Loan Funding Ltd.
2022-1A D, 10.32% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,6	3,500,000	3,387,255
ACRES Commercial Realty Ltd.
2021-FL2 D, 8.54% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,6	3,250,000	3,000,394
Fontainbleau Vegas
10.97% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	2,500,000	2,500,000
Carlyle Global Market Strategies
2022-1A E, 12.66% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,6	2,250,000	2,166,932
Cerberus Loan Funding XLIV LLC
2024-5A C, 9.30% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,6	2,050,000	2,051,468
Cerberus Loan Funding XLII LLC
2023-3A C, 9.46% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,6	2,000,000	1,999,765
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 11.57% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,6	1,750,000	1,718,327
Owl Rock CLO I LLC
2024-1A C, 9.59% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,6	1,550,000	1,550,526
Cerberus Loan Funding XLV LLC
2024-1A D, due 04/15/36◊,6	1,500,000	1,500,000
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[6,10]	1,750,000	1,379,875
Cerberus Loan Funding XL LLC
2023-1A D, 11.71% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 03/22/35◊,6	1,000,000	1,000,804
FS Rialto Issuer LLC
2022-FL6 C, 9.55% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/17/37◊,6	1,000,000	996,844
Carlyle US CLO Ltd.
2022-4A DR, 11.91% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,6	1,000,000	941,636
LCCM Trust
2021-FL2 C, 7.58% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,6	1,000,000	925,150
KREF Ltd.
2021-FL2 AS, 6.74% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,6	950,000	912,792
Owl Rock CLO XVI
2024-16A C, due 04/20/36◊,6	850,000	850,000
Total Collateralized Loan Obligations		51,099,807
Transport-Aircraft - 3.2%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[6,11]	3,416,887	3,134,825
2019-1, 5.19% due 12/15/44[6,11]	577,688	476,408
AASET Trust
2021-1A, 2.95% due 11/16/41[6]	890,067	803,520
2021-2A, 2.80% due 01/15/47[6]	801,333	697,224
2020-1A, 3.35% due 01/16/40[6]	731,367	653,407
2021-2A, 3.54% due 01/15/47[6]	563,065	464,409
2019-1, 3.84% due 05/15/39[6]	316,039	252,843
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[6]	3,098,744	2,835,599

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.0% (continued)
Transport-Aircraft - 3.2% (continued)
Start Ltd.
2018-1, 4.09% due 05/15/43[6]	1,387,366	$1,269,634
2018-1, 5.32% due 05/15/43[6]	1,052,763	910,756
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	2,412,658	2,075,053
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[6]	1,564,885	1,369,274
Project Silver
2019-1, 3.97% due 07/15/44[6]	1,544,900	1,330,654
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[6]	395,329	355,817
2018-1, 4.13% due 06/15/43[6]	336,973	307,209
Start II Ltd.
2019-1, 4.09% due 03/15/44[6]	668,546	618,432
Total Transport-Aircraft		17,555,064
Financial - 2.6%
Thunderbird A
5.50% due 03/01/37†††	5,525,000	5,081,016
Lightning A
5.50% due 03/01/37†††	5,525,000	5,081,016
Ceamer Finance LLC
6.92% due 11/15/37†††	2,658,247	2,582,731
Thunderbird B
7.50% due 03/01/37†††	715,000	658,841
Lightning B
7.50% due 03/01/37†††	715,000	658,841
Total Financial		14,062,445
Infrastructure - 2.3%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[6]	7,700,000	6,767,476
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[6]	5,000,000	4,302,578
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[6]	1,000,000	946,439
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[6]	650,000	565,398
Total Infrastructure		12,581,891
Net Lease - 0.7%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[6]	1,450,000	1,201,087
2020-1A, 4.52% due 02/15/50[6]	1,000,000	906,488
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[6]	1,044,531	1,032,820
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[6]	997,500	932,424
Total Net Lease		4,072,819
Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[6]	1,100,000	1,039,772
2020-SFR2, 4.00% due 10/19/37[6]	1,100,000	1,036,990
2020-SFR2, 3.37% due 10/19/37[6]	700,000	655,599
Total Single Family Residence		2,732,361
Whole Business - 0.2%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[6]	990,000	953,178
Insurance - 0.1%
CHEST
7.13% due 03/15/43†††	475,000	477,952
Total Asset-Backed Securities
(Cost $107,818,775)		103,535,517
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.7%
Government Agency - 2.7%
Fannie Mae
4.00% due 06/01/52[2]	3,288,091	3,060,660
5.00% due 08/01/53[2]	2,031,206	1,971,310
4.00% due 07/01/52[2]	1,860,829	1,742,011
4.00% due 05/01/52[2]	1,571,539	1,455,400
5.00% due 09/01/52[2]	744,114	722,538
5.00% due 06/01/53[2]	681,920	661,438
Freddie Mac
4.00% due 06/01/52[2]	2,334,689	2,170,308
5.00% due 09/01/52[2]	1,962,954	1,905,989
4.00% due 05/01/52[2]	1,081,339	998,662
Total Government Agency		14,688,316
Residential Mortgage-Backed Securities - 1.6%
LSTAR Securities Investment Ltd.
2024-1, 8.43% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,†††,6	2,620,757	2,627,437
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,6	1,450,000	1,377,071
Carrington Mortgage Loan Trust Series
2006-NC5, 5.59% (1 Month Term SOFR + 0.26%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	1,403,496	1,198,780
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[6,11]	704,709	695,739

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.7% (continued)
Residential Mortgage-Backed Securities - 1.6% (continued)
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,12	700,000	$593,748
PRPM LLC
2023-1, 6.88% (WAC) due 02/25/28◊,6	549,362	552,999
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,6	435,068	440,901
OBX Trust
2022-NQM8, 6.10% due 09/25/62[6,11]	426,341	421,183
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[6,11]	401,251	401,569
CSMC Trust
2020-RPL5, 4.68% (WAC) due 08/25/60◊,6	273,396	272,205
Total Residential Mortgage-Backed Securities		8,581,632
Commercial Mortgage-Backed Securities - 0.4%
BX Commercial Mortgage Trust
2021-VOLT, 7.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,6	1,250,000	1,232,038
BX Trust
2023-DELC, 8.66% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,6	1,000,000	1,011,250
Total Commercial Mortgage-Backed Securities		2,243,288
Total Collateralized Mortgage Obligations
(Cost $26,175,894)		25,513,236
U.S. GOVERNMENT SECURITIES†† - 1.3%
U.S. Treasury Bonds
due 08/15/51[2,13,14]	12,650,000	3,854,264
due 05/15/44[2,13,14]	1,910,000	767,415
due 11/15/44[13,14]	1,910,000	750,769
due 02/15/46[2,13,14]	1,920,000	714,857
U.S. Treasury Notes
4.13% due 11/15/32	903,000	893,441
Total U.S. Government Securities
(Cost $9,005,091)		6,980,746
MUNICIPAL BONDS†† - 0.3%
District of Columbia - 0.3%
District of Columbia Revenue Bonds
6.73% due 09/01/47[6]	1,800,000	1,880,756
Total Municipal Bonds
(Cost $1,920,279)		1,880,756
CONVERTIBLE BONDS†† - 0.2%
Consumer, Non-cyclical - 0.2%
Block, Inc.
due 05/01/26[13]	1,090,000	962,579
Communications - 0.0%
Cable One, Inc.
due 03/15/26[13]	450,000	383,625
Total Convertible Bonds
(Cost $1,383,948)		1,346,204
FOREIGN GOVERNMENT DEBT†† - 0.2%
Panama Government International Bond
4.50% due 01/19/63	1,700,000	1,052,832
Total Foreign Government Debt
(Cost $1,689,575)		1,052,832

	Notional Value~	Value
LISTED OPTIONS PURCHASED† - 0.2%
Put Options on:
Equity Options
SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00	8,670,014	$459,255
SPDR S&P Regional Banking ETF Expiring January 2025 with strike price of $43.00	14,278,324	456,764
Total Listed Options Purchased
(Cost $1,006,119)		916,019
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	15,700,000	5,486
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	14,900,000	5,206
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	14,750,000	5,154
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	7,400,000	2,585
Total Interest Rate Options		18,431
Put Options on:
Equity Options
Goldman Sachs International SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00	2,869,144	178,919
Total Equity Options		178,919
Total OTC Options Purchased
(Cost $417,470)		197,350
Total Investments - 128.8%
(Cost $780,815,680)		$ 701,314,486
Other Assets & Liabilities, net - (28.8)%		(156,892,687)
Total Net Assets - 100.0%		$ 544,421,799

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	$7,128,000	$(452,186)	$25,584	$(477,770)
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR 22,700,000	(504,909)	(110,936)	(393,973)
							$(957,095)	$(85,352)	$(871,743)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$53,800,000	$(2,359,997)	$332	$(2,360,329)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	CAD	Sell	2,645,000	1,965,538 USD	03/15/24	$15,749
Bank of America, N.A.	GBP	Sell	1,923,000	2,430,157 USD	03/15/24	2,413
Barclays Bank plc	EUR	Buy	1,250,000	1,351,846 USD	03/15/24	134
UBS AG	CAD	Buy	63,000	46,596 USD	03/15/24	(154)
Citibank, N.A.	EUR	Sell	1,000,000	1,074,291 USD	03/15/24	(7,293)
Bank of America, N.A.	EUR	Sell	24,225,000	26,163,920 USD	03/15/24	(37,451)
						$(26,602)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at February 29, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	All or a portion of these securities have been physically segregated in connections with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of February 29, 2024, the total value of segregated securities was $209,535,061.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Affiliated issuer.
5	Rate indicated is the 7-day yield as of February 29, 2024.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $313,709,942 (cost $339,694,076), or 57.6% of total net assets.
7	Security is in default of interest and/or principal obligations.
8	Perpetual maturity.
9	Payment-in-kind security.
10	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
11	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at February 29, 2024. See table below for additional step information for each security.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

12	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $593,748 (cost $621,222), or 0.1% of total net assets — See Note 6.
13	Zero coupon rate security.
14	Security is a principal-only strip.

ADR — American Depositary Receipt
CAD — Canadian Dollar
CDX.NA.HY.41.V2 — Credit Default Swap North American High Yield Series 41 Index Version 2
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 27,605,260	$ — *	$ 33	$ 27,605,293
Preferred Stocks	—	34,836,393	—	34,836,393
Warrants	959	—	—	959
Rights	— *	—	— *	—
Exchange-Traded Fund	3,930,197	—	—	3,930,197
Mutual Fund	6,114,781	—	—	6,114,781
Closed-End Mutual Funds	13,133,245	—	—	13,133,245
Money Market Funds	3,019,654	—	—	3,019,654
Corporate Bonds	—	281,755,902	1	281,755,903
Senior Floating Rate Interests	—	172,228,993	17,266,408	189,495,401
Asset-Backed Securities	—	86,495,120	17,040,397	103,535,517
Collateralized Mortgage Obligations	—	22,885,799	2,627,437	25,513,236
U.S. Government Securities	—	6,980,746	—	6,980,746
Municipal Bonds	—	1,880,756	—	1,880,756
Convertible Bonds	—	1,346,204	—	1,346,204
Foreign Government Debt	—	1,052,832	—	1,052,832
Options Purchased	916,019	197,350	—	1,113,369
Forward Foreign Currency Exchange Contracts**	—	18,296	—	18,296
Total Assets	$ 54,720,115	$ 609,678,391	$ 36,934,276	$ 701,332,782

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$ —	$ 871,743	$ —	$ 871,743
Interest Rate Swap Agreements**	—	2,360,329	—	2,360,329
Forward Foreign Currency Exchange Contracts**	—	44,898	—	44,898
Unfunded Loan Commitments (Note 5)	—	—	47,570	47,570
Total Liabilities	$ —	$ 3,276,970	$ 47,570	$ 3,324,540

* Includes securities with a market value of $0.
** This derivative is reported as unrealized appreciation/depreciation at period end. Please refer to the detailed Schedule of Investments for a breakdown of investments by industry category.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $144,639,669 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at February 29, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 14,457,666	Yield Analysis	Yield	6.2%-8.7%	7.2%
Asset-Backed Securities	2,582,731	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	2,627,437	Third Party Pricing	Trade Price	—	—
Common Stocks	33	Model Price	Liquidation Value	—	—
Corporate Bonds	1	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	7,401,361	Yield Analysis	Yield	11.7%-12.8%	12.1%
Senior Floating Rate Interests	7,258,018	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,607,029	Model Price	Purchase Price	—	—
Total Assets	$ 36,934,276
Liabilities:
Unfunded Loan Commitments	$ 47,570	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 29, 2024, the Fund had no securities transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $10,649,969 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 29, 2024:

	Assets						Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$ 13,522,526	$ -	$ -	$ 26,680,624	$ 80	$ 40,203,230	$ (7,057)
Purchases/(Receipts)	5,028,960	2,650,000	-	2,467,386	-	10,146,346	(43,414)
(Sales, maturities and paydowns)/Fundings	(99,277)	(29,243)	-	(3,520,886)	-	(3,649,406)	3,069
Amortization of premiums/discounts	3,253	-	-	110,324	-	113,577	15,968
Corporate actions	-	-	-	1,182,256	-	1,182,256	-
Total realized gains (losses) included in earnings	-	-	-	(29,557)	-	(29,557)	(1,062)
Total change in unrealized appreciation (depreciation) included in earnings	(468,626)	6,680	1	79,791	(47)	(382,201)	(15,074)
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	(946,439)	-	-	(9,703,530)	-	(10,649,969)	-
Ending Balance	$ 17,040,397	$ 2,627,437	$ 1	$ 17,266,408	$ 33	$ 36,934,276	$ (47,570)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 29, 2024	$(449,231)	$6,680	$ 1	$ 153,742	$(47)	$ (288,855)	$ (18,540)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd., which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended February 29, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 05/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/29/24	Shares 02/29/24	Investment Income
Mutual Fund
Guggenheim Risk Managed Real Estate Fund — Institutional Class	$5,539,837	$142,838	$–	$–	$432,106	$6,114,781	193,690	$142,838

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Active Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on May 20, 2021 and commenced investment operations on November 23, 2021. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is considered non-fundamental and may be changed without shareholder approval.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers. If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

U.S. Government securities are valued by pricing service providers using the last traded fill price, or at the reported bid price at the close of business.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADRs”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service provider.

Typically, loans are valued using information provided by a pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service provider.

Interest rate swap agreements entered into by the Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by a pricing service provider.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for over-the-counter options, the Fund may be at risk because of the counterparty’s inability to perform.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference assets as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund if it is selling the credit protection. If the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Fund’s investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 29, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$780,993,364	$3,435,613	$(86,373,165)	$(82,937,552)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 29, 2024. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2024

The unfunded loan commitments as of February 29, 2024, were as follows:

Borrower	Maturity Date		Face Amount*	Value

Alteryx Inc.	05/14/24		$150,000	$–
Ardonagh Midco 3 plc	02/16/25		84,337	1,265
Avalara, Inc.	10/19/28		263,636	2,934
Datix Bidco Ltd.	05/16/24		2,130,000	–
Finastra USA, Inc.	09/13/29		120,000	–
Inspired Finco Holdings Ltd.	02/15/31	EUR	1,250,000	5,824
Lightning A	03/01/37		2,975,000	–
Lightning B	03/01/37		385,000	–
MB2 Dental Solutions, LLC	01/29/31		1,181,693	30,711
Orion Group	03/19/27		248,348	6,836
Shaw Development LLC	10/30/29		143,617	–
Thunderbird A	03/01/37		2,975,000	–
Thunderbird B	03/01/37		385,000	–
				$47,570
* The face amount is denominated in U.S. dollars unless otherwise indicated.

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value

CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37[1]	09/23/22	$621,222	$593,748

1	Variable rate security. Rate indicated is the rate effective at February 29, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on various market and other economic conditions), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	February 29, 2024

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.